Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets, net

Note 6 - Intangible assets, net

A continuity schedule of intangible assets at December 31, 2025, and 2024 is as follows:

	December
	Capitalized Software Development
	2025	2024
Cost
Balance at January 1	$10,231,824	$7,044,658
Additions	2,499,179	3,367,579
Foreign exchange impact	825,073	(180,413)
Balance at December 31, 2025, 2024	13,556,076	10,231,824

Accumulated Amortization
Balance at January 1	4,063,291	2,420,479
Additions	2,422,054	1,717,575
Foreign exchange impact	340,577	(74,763)
Balance at December 31, 2025, 2024	6,825,922	4,063,291

Net Book Value at December 31, 2025, 2024	$6,730,154	$6,168,534

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 6 - Intangible assets, net (Continued)

The Company’s intangible assets consist of capitalized software development costs for its hosted ecommerce platform with related ongoing functionality and enhancements. The gross cost of the intangible assets is amortized over their estimated useful lives of five years, as the Company does not expect the assets to have significant residual value.

Amortization expense for the years ended December 31, 2025 and 2024 was $2,422,054 and $1,717,575 and was recorded in “Depreciation and amortization” caption on the consolidated statements of operations.

At December 31, 2025, the estimated aggregate amortization expense for each of the next five years is as follows:

31 December 2025
2026	2,692,062
2027	2,422,854
2028	1,292,190
2029	258,438
2030	64,609
6,730,154